Derivative Liabilities - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Warrants [Line Items]
Reclass of warrants to derivative liability	$ (1,286)
Gains (losses) on reclassification of derivatives	(589)
Currency translation adjustment	0	$ (5,930)
Current derivative financial liabilities	754	0
Gain on revaluation of derivative liabilities (Note 9)	551	0
Reserves
Schedule Of Warrants [Line Items]
Reclass of warrants to derivative liability	$ (1,286)
Currency translation adjustment		$ (5,930)